Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest

	Year ended December 31,
	2009	2010	2011
The Netherlands	(92,945)	(48,177)	(3,450)
Other countries	28,458	333,639	356,305

Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855

Schedule Of Income Tax Expense

	Year ended December 31,
	2009	2010	2011
Current:
The Netherlands	(297)	(505)	(494)
Other countries	(12,570)	(38,342)	(64,684)

	(12,867)	(38,847)	(65,178)
Deferred:
The Netherlands	—	—	—
Other countries	9,081	(4,093)	28,486

Income tax expense	(3,786)	(42,939)	(36,692)

Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates

	Year ended December 31,
	2009	2010	2011
Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855
Netherlands statutory income tax rate	25.5%	25.5%	25.0%
Income tax provision at statutory rate	16,444	(72,793)	(88,214)
Non-deductible expenses	(8,376)	(8,250)	(8,228)
Foreign taxes at a rate other than the Netherlands statutory rate	16,100	24,198	12,983
Valuation allowance	(32,087)	(3,698)	17,991
Non-taxable income	4,870	18,536	30,156
Other	(737)	(932)	(1,380)

Income tax expense	(3,786)	(42,939)	(36,692)

Schedule Of Deferred Income Taxes

	December 31,
	2010	2011
Deferred tax assets:
Reserves and allowances	7,020	10,415
Net operating losses	153,407	86,720
Depreciation	2,331	363
Other	1,216	6,391

Gross deferred tax assets	163,974	103,889
Less: valuation allowance	(149,600)	(76,467)

Net deferred tax assets	14,374	27,422
Deferred tax liabilities	(321)	(4,381)

Net deferred income taxes	14,053	23,041

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2010	2011
Deferred tax assets—current	8,567	14,350
Deferred tax assets—non-current	5,807	13,072
Deferred tax liabilities—current	—	(3,513)
Deferred tax liabilities—non-current	(321)	(868)

	14,053	23,041

Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes

Expiration year
2012	41,031
2013	16,309
2014	37,607
2015	0
2016	10,567
2017	47,712
2018	57,753
2019	35,929
2020	325
2021-2028	0
2029	17,837
2030	3,762
Unlimited	48,800

Net operating losses	317,632

Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits

Balance January 1, 2009	14,841
Gross increases—tax positions in current year	1,381
Foreign currency translation effect	(560)

Balance December 31, 2009	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164

Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742

Balance December 31, 2011	21,749

Summary Of Open Tax Years By Major Jurisdiction

Jurisdiction
Japan	2011
Hong Kong	2000—2011
The Netherlands	2007—2011
Singapore	2008—2011
United States	1997—2011